Basis of Preparation - Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of detailed information about investment property [line items]
Platform & application expenses	$ (42,829)	$ (38,137)	[1]	$ (23,569)
Research & development expenses	(47,534)	(54,711)	[1]	(51,205)
Sales, general & administrative expenses	(196,673)	(94,681)	[1]	(84,270)
Operating loss	(402,509)	(175,511)	[1]	(162,820)
Loss for the financial year	$ (374,511)	(188,030)	[1]	$ (140,287)
Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses		(38,137)
Research & development expenses		(54,711)
Sales, general & administrative expenses		(94,681)
Operating loss		(175,511)
Loss for the financial year		(188,030)
As previously reported | Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses		(48,664)
Research & development expenses		(35,524)
Sales, general & administrative expenses		(103,341)
Operating loss		(175,511)
Loss for the financial year		(188,030)
Adjustment | Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses		10,527
Research & development expenses		(19,187)
Sales, general & administrative expenses		8,660
Operating loss		0
Loss for the financial year		$ 0

[1]	Restated to reflect reclassification of certain expense items described in Note 2.